REVERSE CAPITALIZATION	12 Months Ended
Dec. 31, 2023
Reverse Capitalization
REVERSE CAPITALIZATION

Note 3 - REVERSE CAPITALIZATION

On October 7, 2022, Legacy Dragonfly consummated a merger with CNTQ. Legacy Dragonfly was deemed to be the accounting acquirer in the merger. The determination was primarily based on Legacy Dragonfly’s stockholders having a majority of the voting power in the combined Company, Legacy Dragonfly having the ability to appoint a majority of the Board of Directors of the Company, Legacy Dragonfly’s existing management team comprising the senior management of the combined Company, Legacy Dragonfly comprising the ongoing operations of the combined Company and the combined Company assumed the name “Dragonfly Energy Holdings Corp.”. Accordingly, for accounting purposes, the merger was treated as the equivalent of Legacy Dragonfly issuing stock for the net assets of CNTQ, accompanied by a recapitalization. The net assets of CNTQ are stated at historical cost, with no goodwill or other intangible assets recorded.

In accordance with guidance applicable to these circumstances, the equity structure has been restated in all comparable periods up to October 7, 2022, to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to Legacy Dragonfly’s stockholders in connection with the merger. As such, the shares and corresponding capital amounts and earnings per share related to Legacy Dragonfly’s outstanding convertible preferred stock and Legacy Dragonfly’s common stock prior to the merger have been retroactively restated as shares reflecting the exchange ratio of 1.182 established in the merger. Legacy Dragonfly’s convertible preferred stock previously classified as temporary equity was retroactively adjusted, converted into common stock and reclassified to permanent equity as a result of the reverse recapitalization.

Immediately before the closing of the merger, and prior to the PIPE Financing, and the funds remaining after such redemptions, totaling approximately $6,265, became available to finance transaction expenses and the future operations of New Dragonfly. In connection with the merger, CNTQ entered into agreements with new investors and existing Legacy Dragonfly investors to subscribe and purchase an aggregate of approximately 500,000 shares of CNTQ Class A common stock (the “PIPE Financing”).

The PIPE Financing was consummated on September 26, 2022 and resulted in gross proceeds of an additional approximately $5,017, prior to payment of the transaction costs. As part of the PIPE Financing, the Company entered an initial Term Loan for an aggregate principal amount of $75,000. The Company incurred debt issuance costs of $1,950 of original issuance discount and additional $2,081 of transaction costs that were allocated to the Term Loan, resulting in net cash proceeds of $70,969. In addition, $52,956 of Term Loan warrants based on their combined relative fair values was recorded as a debt discount resulting in initial carrying amount of debt of $18,013. Pursuant to the terms of the loan agreement, the Term Loan was advanced in one tranche on the closing date and the funds were used to refinance on the closing date prior indebtedness of $42,492 (including payment of make-whole interest related to early extinguishment of debt), (ii) to support the Transaction under the Merger Agreement, (iii) for working capital purposes and other corporate purposes, and (iv) to pay any fees associated with transactions contemplated under the Term Loan Agreement and the other loan documents entered into in connection therewith, including the transactions described in the foregoing clauses (i) and (ii) and fees and expenses related to the merger. The direct and incremental transaction costs of approximately $13,221 were allocated to all instruments assumed and issued in the merger on a relative fair value basis. As such, the Company allocated $2,081 to the Term Loan, $9,633 to equity instruments, which was expensed in general and administrative expenses as the offering costs exceeded the proceeds received, and $1,507 to the warrant liabilities assumed and warrant liabilities issued with the term debt, which was expensed within the general and administrative expenses within the statement of operations.

Additionally, pursuant to the terms of the merger, the Company assumed $18,072 of CNTQ accrued and unpaid transaction expenses, of which all were paid upon consummation of the merger. As detailed below, $10,197 of these costs were expensed as the amount exceeded the proceeds received and such costs were determined not be a return to investors.

DRAGONFLY ENERGY HOLDINGS CORP.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

(in thousands, except share and per share data)

Note 3 - Reverse Capitalization (Continued)

Upon the closing of the merger, the Company’s certificate of incorporation was amended and restated to, among other things, increase the total number of authorized shares of all classes of capital stock to 175,000,000 common shares, of which 170,000,000 were designated as common stock and 5,000,000 were designated as preferred stock, both having a par value of $0.0001 per share.

Upon the closing of the merger, holders of Legacy Dragonfly common stock and preferred stock received shares of common stock in an amount determined by application of the Exchange Ratio. For periods prior to the merger, the reported share and per share amounts have been retroactively converted by applying the Exchange Ratio. The consolidated assets, liabilities, and results of operations prior to the merger are those of Legacy Dragonfly.

The following table summarizes the elements of the merger allocated to the Consolidated Statements of Operations:

Amounts
Cash: CNTQ trust and PIPE Investors	$10,979
Cash: CNTQ	303
Gross Proceeds	11,282
Net liabilities assumed in merger transaction	(1,017)
Warrant liability assumed in merger	(1,990)
CNTQ note payable settlement at close	(400)
CNTQ transaction cost paid at close	(18,072)
Net deficit assumed in recapitalization	$(10,197)

Number of Shares
Common stock, outstanding prior to merger	3,093,348
Less: Redemption of CNTQ shares	(2,016,912)
CNTQ Public Shares	1,076,436
CNTQ Sponsor Shares	3,162,500
Merger and PIPE financing shares	4,238,936
Legacy Dragonfly shares (1)(2)	38,576,650
Total shares of common stock immediately after merger	42,815,586

1)	- The number of Legacy Dragonfly shares was determined from the shares of Legacy Dragonfly outstanding immediately prior to the closing of the merger converted at the Exchange Ratio. All fractional shares were rounded down.

2)	- The preferred shares of Legacy Dragonfly were exchanged on a 1 to 1 ratio to common stock and the shares were then exchanged for shares of Dragonfly Energy Holdings Corp. at the Exchange Ratio.

Warrants

As part of the reverse capitalization transaction, the Company issued public warrants, private placement warrants and Term Loan warrants. Refer to Note 10 for a further description of the warrants.

DRAGONFLY ENERGY HOLDINGS CORP.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

(in thousands, except share and per share data)

Note 3 - Reverse Capitalization (Continued)

Earnout

The former holders of shares of Legacy Dragonfly common stock (including shares received as a result of the conversion of Legacy Dragonfly Preferred Stock into New Dragonfly Common Stock) are entitled to receive their pro rata share of up to 40,000,000 additional shares of common stock (the “Earnout Shares”). The Earnout Shares are issuable in three tranches. The first tranche of 15,000,000 shares is issuable if New Dragonfly’s 2023 total audited revenue is equal to or greater than $250,000 and New Dragonfly’s 2023 audited operating income is equal to or greater than $35,000. The second tranche of 12,500,000 shares is issuable upon achieving a volume-weighted average trading price threshold of at least $22.50 on or prior to December 31, 2026 and the third tranche of 12,500,000 is issuable upon achieving a volume-weighted average trading price threshold of at least $32.50 on or prior to December 31, 2028. To the extent not previously earned, the second tranche is issuable if the $32.50 price target is achieved by December 31, 2028.

The Company accounts for the Earnout Shares as either equity-classified or liability-classified instruments based on an assessment of the Earnout Shares specific terms and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, as defined below. The Company has determined that the Earnout Shares are indexed to the Company’s common stock and are therefore not precluded from equity classification. Such accounting determination will be assessed at each financial statement reporting date to determine whether equity classification remains appropriate. If the Earnout Shares are later determined to be liability-classified instruments, the Company would recognize subsequent changes in the fair value of such Earnout Shares within earnings at each reporting period during the earnout period. The value of the Earnout Shares was prepared utilizing a Monte Carlo simulation model. The significant assumptions utilized in determining the fair value of Earnout Shares include the following: (1) a price for our common stock of approximately $14.00; (2) a risk-free rate of 4.24%; (3) projected revenue and EBITDA of $255,100 and $41,000, respectively; (4) expected volatility of future annual revenue and future annual EBITDA of 42.0% and 64.0% respectively; (5) discount rate of 4.24%; and (6) expected probability of change in control of 15.0%.

The accounting treatment of the Earnout Shares have been recognized at fair value upon the closing of the merger and classified in stockholders’ equity. Because the merger is accounted for as a reverse recapitalization, the recognition of the Earnout Shares has been treated as a deemed dividend and has been recorded within additional-paid-in-capital and has no net impact on additional paid-in capital.